Quarterly Report
May 31, 2024
MFS®  Government
Securities Fund
MFG-Q1

Portfolio of Investments
5/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 101.5%
Asset-Backed & Securitized – 9.0%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.013%, 11/15/2054 (i)	$21,727,472	$990,881
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.935% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	7,778,000	7,713,571
ACREC 2023-FL2 LLC, “A”, FLR, 7.547% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	4,821,635	4,836,864
American Credit Acceptance Receivables Trust, 2024-2 “A”, 5.9%, 2/12/2027 (n)	4,299,000	4,299,872
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	2,028,010	2,024,925
AmeriCredit Automobile Receivables Trust, 2024-1, A2-B“, 5.43% (SOFR - 1mo. + 0.6%), 2/18/2028	7,477,000	7,485,125
Arbor Realty Trust, Inc., CLO, 2021-FL1, ”A“, FLR, 6.401% ((SOFR - 1mo. + 0.11448%) + 0.97%), 12/15/2035 (n)	2,496,981	2,488,751
Arbor Realty Trust, Inc., CLO, 2021-FL1, ”B“, FLR, 6.931% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	3,901,000	3,814,148
Arbor Realty Trust, Inc., CLO, 2021-FL3, ”AS“, FLR, 6.831% ((SOFR - 1mo. + 0.11448%) + 1.4%), 8/15/2034 (n)	6,638,000	6,519,047
AREIT 2022-CRE6 Trust, ”AS“, FLR, 6.973% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	7,155,500	7,046,092
ARI Fleet Lease Trust, 2023-B, ”A2“, 6.05%, 7/15/2032 (n)	1,897,116	1,903,365
BBCMS Mortgage Trust, 2021-C10, ”XA“, 1.402%, 7/15/2054 (i)	20,993,534	1,308,663
BBCMS Mortgage Trust, 2021-C9, ”XA“, 1.601%, 2/15/2054 (i)	13,664,462	1,064,314
BBCMS Mortgage Trust, 2022-C18, ”XA“, 0.462%, 12/15/2055 (i)	23,009,974	824,749
Benchmark 2021-B23 Mortgage Trust, ”XA“, 1.264%, 2/15/2054 (i)	43,572,961	2,478,382
Benchmark 2021-B24 Mortgage Trust, ”XA“, 1.144%, 3/15/2054 (i)	26,246,774	1,320,743
Benchmark 2021-B26 Mortgage Trust, ”XA“, 0.996%, 6/15/2054 (i)	38,111,097	1,575,924
Benchmark 2021-B27 Mortgage Trust, ”XA“, 1.257%, 7/15/2054 (i)	33,469,901	1,916,600
Benchmark 2021-B28 Mortgage Trust, ”XA“, 1.268%, 8/15/2054 (i)	39,897,304	2,473,385
Benchmark 2021-B29 Mortgage Trust, ”XA“, 1.028%, 9/15/2054 (i)	45,104,843	2,121,001
Bridgecrest Lending Auto Securitization Trust, 2024-2, ”A2“, 5.78%, 2/16/2027	5,668,000	5,666,096
Bridgecrest Lending Auto Securitization Trust, 2023-1, ”A2“, 6.34%, 7/15/2026	937,243	938,259
BSPDF 2021-FL1 Issuer Ltd., ”A“, FLR, 6.631% ((SOFR - 1mo. + 0.11448%) + 1.2%), 10/15/2036 (n)	2,681,120	2,646,579
BSPDF 2021-FL1 Issuer Ltd., ”AS“, FLR, 6.911% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	4,700,500	4,553,586
Business Jet Securities LLC, 2024-1A, ”A“, 6.197%, 5/15/2039 (n)	1,511,833	1,518,174
BXMT 2021-FL4 Ltd., ”AS“, FLR, 6.735% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	7,779,500	7,167,936
Capital Automotive, 2020-1A, ”A4“, REIT, 3.19%, 2/15/2050 (n)	1,240,931	1,207,820
Chesapeake Funding II LLC, 2023-2A, ”A2“, FLR, 6.423% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	3,273,415	3,288,930
Citigroup Commercial Mortgage Trust, 2019-XA, ”C7“, 0.981%, 12/15/2072 (i)(n)	23,095,590	840,973
Commercial Mortgage Pass-Through Certificates, 2021-BN31, ”XA“, 1.294%, 2/15/2054 (i)	32,984,716	2,109,379
Commercial Mortgage Pass-Through Certificates, 2021-BN32, ”XA“, 0.771%, 4/15/2054 (i)	18,950,041	688,925
Commercial Mortgage Pass-Through Certificates, 2021-BN35, ”XA“, 1.143%, 6/15/2064 (i)	13,248,349	677,135
Dell Equipment Finance Trust, 2023-1, ”A2“, 5.65%, 9/22/2028 (n)	2,171,917	2,171,645
Dell Equipment Finance Trust, 2023-3, ”A2“, 6.1%, 4/23/2029 (n)	3,377,182	3,381,911
DT Auto Owner Trust, 2023-1A, ”A“, 5.48%, 4/15/2027 (n)	882,665	881,862
DT Auto Owner Trust, 2023-2A, ”A“, 5.88%, 4/15/2027 (n)	2,988,793	2,989,062
Exeter Automobile Receivables Trust, 2023-3A, ”A2“, 6.11%, 9/15/2025	128,298	128,316
Flagship Credit Auto Trust, 2019-3, ”D“, 2.86%, 12/15/2025 (n)	702,846	698,581
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	2,735,624	2,750,587
GLS Auto Select Receivables Trust, 2024-2A, ”A-2“, 5.77%, 6/15/2027 (n)	5,458,000	5,456,424
KREF 2018-FT1 Ltd., ”AS“, FLR, 6.735% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	759,000	732,893
LAD Auto Receivables Trust, 2022-1A, ”A“, 5.21%, 6/15/2027 (n)	497,076	495,628
LAD Auto Receivables Trust, 2023-1A, ”A2“, 5.68%, 10/15/2026 (n)	509,876	509,525
LoanCore 2021-CRE5 Ltd., ”AS“, FLR, 7.181% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	6,508,500	6,476,555
LoanCore 2021-CRE6 Ltd., ”AS“, FLR, 7.081% ((SOFR - 1mo. + 0.11448%) + 1.65%), 11/15/2038 (n)	10,000,000	9,832,570
MF1 2021-FL5 Ltd., ”AS“, FLR, 6.634% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	3,875,500	3,851,220
MF1 2021-FL5 Ltd., ”B“, FLR, 6.884% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	4,881,500	4,839,785
Morgan Stanley Capital I Trust, 2018-H4, ”XA“, 0.974%, 12/15/2051 (i)	22,350,800	678,803
Morgan Stanley Capital I Trust, 2021-L5, ”XA“, 1.287%, 5/15/2054 (i)	16,708,684	968,084
Morgan Stanley Capital I Trust, 2021-L6, ”XA“, 1.317%, 6/15/2054 (i)	20,270,489	1,057,730
Morgan Stanley Capital I Trust, 2021-L7, ”XA“, 1.09%, 10/15/2054 (i)	80,225,885	4,056,999
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, ”A-1“, 6.152%, 12/25/2068 (n)	6,171,258	6,169,598
Navistar Financial Dealer Note Master Owner Trust, 2023-1, ”A“, 6.18%, 8/25/2028 (n)	1,299,000	1,306,540
Navistar Financial Dealer Note Master Owner Trust, 2023-1, ”B“, 6.48%, 8/25/2028 (n)	1,379,000	1,378,718
OBX Trust, 2024-NQM1, ”A1“, 5.928%, 11/25/2063 (n)	2,206,066	2,193,390
OBX Trust, 2024-NQM1, ”A2“, 6.253%, 11/25/2063 (n)	666,505	662,398

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
PFS Financing Corp., 2023-C, ”B“, 5.91%, 10/15/2028 (n)	$1,302,000	$1,303,011
ReadyCap Commercial Mortgage Trust, 2021-FL7, ”A“, FLR, 6.639% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (z)	2,725,284	2,705,264
ReadyCap Commercial Mortgage Trust, 2021-FL7, ”AS“, FLR, 6.939% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (z)	1,261,500	1,250,956
Santander Drive Auto Receivables Trust, 2024-1, ”A2“, 5.71%, 2/16/2027	2,173,064	2,173,121
SBNA Auto Lease Trust, 2024-A, ”A2“, 5.45%, 1/20/2026 (n)	2,902,000	2,898,499
Toyota Lease Owner Trust, 2023-A, ”A2“, 5.3%, 8/20/2025 (n)	1,285,859	1,284,605
Verus Securitization Trust, 2014-1, ”A1“, 5.712%, 1/25/2069 (n)	6,113,740	6,061,602
Verus Securitization Trust, 2024-1, ”A2“, 5.915%, 1/25/2069 (n)	1,709,276	1,695,217
Verus Securitization Trust, 2024-4, ”A1“, 6.218%, 6/25/2069 (n)	2,963,243	2,958,857
Wells Fargo Commercial Mortgage Trust, 2018-C48, ”XA“, 0.934%, 1/15/2052 (i)(n)	12,541,053	418,069
Wells Fargo Commercial Mortgage Trust, 2021-C60, ”XA“, 1.52%, 8/15/2054 (i)	20,495,557	1,485,278
Westlake Automobile Receivables Trust, 2023-1A, ”A2B“, FLR, 6.173% (SOFR - 30 day + 0.85%), 6/15/2026 (n)	336,196	336,470
Westlake Automobile Receivables Trust, 2024-1A ”A2B“, FLR, 5.894% (SOFR - 1mo. + 0.57%), 3/15/2027 (n)	4,349,000	4,350,723
World Omni Select Auto Trust 2023-A, ”A2B“, FLR, 6.174% (SOFR - 30 day + 0.85%), 3/15/2027	3,214,588	3,219,166
		$191,319,856
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$2,018,000	$1,807,932
Industrial – 0.0%
Howard University, Washington D.C., 2.516%, 10/01/2025	$688,000	$658,550
Medical & Health Technology & Services – 0.1%
ProMedica Toledo Hospital, ”B“, 5.75%, 11/15/2038	$1,992,000	$1,965,649
Mortgage-Backed – 58.4%
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	$16,570,649	$15,970,972
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	45,609,820	42,422,422
Fannie Mae, 3.5%, 1/25/2030 - 6/25/2048	36,978,843	33,567,117
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	5,090,528	4,596,777
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	1,066,459	89,284
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	551,354	566,766
Fannie Mae, 6%, 1/01/2033 - 12/01/2037	1,390,081	1,411,750
Fannie Mae, 2%, 1/25/2033 - 4/25/2046	3,713,156	3,365,765
Fannie Mae, 3%, 2/25/2033 - 1/25/2052 (i)	1,774,301	183,404
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	6,751,838	6,774,152
Fannie Mae, 3.566%, 6/25/2033	3,433,056	3,257,704
Fannie Mae, 5%, 11/01/2033 - 3/25/2042	7,707,294	7,599,016
Fannie Mae, 5.888%, 4/25/2034 - 5/15/2036	1,613,210	1,600,257
Fannie Mae, 5.728%, 1/25/2036	252,940	252,521
Fannie Mae, 5.738%, 7/25/2036 - 12/25/2045	3,296,175	3,222,219
Fannie Mae, 5.668%, 5/25/2037	352,629	344,071
Fannie Mae, 4%, 9/01/2040 - 7/01/2047	34,329,426	32,107,794
Fannie Mae, 1%, 3/25/2041	1,705,359	1,437,855
Fannie Mae, 5.788%, 3/25/2041 - 12/25/2042	929,083	919,511
Fannie Mae, 2.25%, 4/25/2041	1,810,174	1,669,722
Fannie Mae, 5.938%, 7/25/2041	321,002	316,963
Fannie Mae, 1.75%, 9/25/2041 - 10/25/2041	3,680,620	3,379,988
Fannie Mae, 2.75%, 9/25/2042	1,200,471	1,117,415
Fannie Mae, 5.688%, 9/25/2045	190,960	187,672
Fannie Mae, UMBS, 2.5%, 5/01/2036 - 8/01/2052	130,048,292	106,811,629
Fannie Mae, UMBS, 2%, 4/01/2037 - 5/01/2052	72,578,273	57,445,541
Fannie Mae, UMBS, 5.5%, 10/01/2038 - 3/01/2054	20,538,318	20,243,392
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 3/01/2051	1,482,609	1,123,422
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 9/01/2052	2,294,698	2,042,803
Fannie Mae, UMBS, 3%, 6/01/2051 - 8/01/2052	34,990,685	29,611,289
Fannie Mae, UMBS, 4%, 8/01/2051 - 3/01/2053	7,176,910	6,580,960
Fannie Mae, UMBS, 4.5%, 9/01/2052	2,034,740	1,923,249
Fannie Mae, UMBS, 5%, 9/01/2052 - 11/01/2053	626,141	602,938

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 6%, 2/01/2053 - 11/01/2053	$22,944,294	$23,028,643
Fannie Mae, UMBS, 7%, 12/01/2053	5,349,591	5,495,077
Freddie Mac, 0.615%, 7/25/2024 (i)	28,412,897	940
Freddie Mac, 3.303%, 7/25/2024	2,262,417	2,250,836
Freddie Mac, 3.064%, 8/25/2024	4,711,875	4,680,510
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	5,189,543	5,035,695
Freddie Mac, 2.67%, 12/25/2024	15,830,261	15,603,887
Freddie Mac, 3.062%, 12/25/2024	317,568	312,991
Freddie Mac, 2.811%, 1/25/2025	7,226,237	7,102,318
Freddie Mac, 0.069%, 5/25/2025 (i)	587,585,677	563,953
Freddie Mac, 3.7%, 5/25/2025	3,625,213	3,566,982
Freddie Mac, 4%, 7/01/2025 - 1/15/2055	6,892,752	6,579,383
Freddie Mac, 3.75%, 8/25/2025	1,900,340	1,862,770
Freddie Mac, 3.5%, 11/15/2025 - 10/25/2058	27,893,987	25,666,390
Freddie Mac, 3.208%, 2/25/2026	2,070,789	2,007,832
Freddie Mac, 2.57%, 7/25/2026	31,475,000	29,953,253
Freddie Mac, 3.12%, 9/25/2026	12,661,384	12,118,542
Freddie Mac, 2.525%, 10/25/2026	10,822,583	10,219,404
Freddie Mac, 2.797%, 12/25/2026	2,759,221	2,661,362
Freddie Mac, 3.413%, 12/25/2026	16,700,000	16,034,677
Freddie Mac, 1.366%, 3/25/2027 (i)	5,583,000	188,515
Freddie Mac, 5.682%, 3/25/2027	2,446,599	2,428,054
Freddie Mac, 3.243%, 4/25/2027	10,090,226	9,609,325
Freddie Mac, 3.117%, 6/25/2027	15,075,000	14,289,121
Freddie Mac, 0.567%, 7/25/2027 (i)	101,791,586	1,523,616
Freddie Mac, 0.416%, 8/25/2027 (i)	79,365,127	939,889
Freddie Mac, 1.47%, 9/25/2027	4,600,000	4,114,495
Freddie Mac, 0.364%, 12/25/2027 (i)	1,372,268	15,240
Freddie Mac, 0.294%, 1/25/2028 (i)	140,513,980	1,410,521
Freddie Mac, 0.304%, 1/25/2028 (i)	58,838,797	598,438
Freddie Mac, 0.13%, 2/25/2028 (i)	169,431,711	859,713
Freddie Mac, 0.117%, 4/25/2028 (i)	111,196,780	563,623
Freddie Mac, 3.9%, 4/25/2028	1,867,674	1,797,877
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	26,557,154	23,901,334
Freddie Mac, 0.425%, 10/25/2028 (i)	39,465,011	707,430
Freddie Mac, 5.807%, 3/25/2029	5,247,609	5,264,967
Freddie Mac, 1.09%, 7/25/2029 (i)	19,240,348	876,259
Freddie Mac, 1.141%, 8/25/2029 (i)	33,519,937	1,611,863
Freddie Mac, 5.811%, 12/25/2029	3,012,500	3,003,202
Freddie Mac, 1.318%, 1/25/2030 (i)	26,630,262	1,606,175
Freddie Mac, 1.59%, 1/25/2030 (i)	19,493,160	1,404,977
Freddie Mac, 1.798%, 4/25/2030 (i)	14,430,646	1,280,446
Freddie Mac, 1.868%, 4/25/2030 (i)	20,077,463	1,839,545
Freddie Mac, 1.666%, 5/25/2030 (i)	12,033,779	1,017,120
Freddie Mac, 1.797%, 5/25/2030 (i)	26,880,424	2,413,867
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	2,969,093	2,982,938
Freddie Mac, 1.115%, 6/25/2030 (i)	19,981,581	1,081,371
Freddie Mac, 1.341%, 6/25/2030 (i)	11,124,134	756,191
Freddie Mac, 1.379%, 6/25/2030 (i)	29,584,994	1,919,326
Freddie Mac, 5.707%, 6/25/2030	2,698,537	2,697,139
Freddie Mac, 5.747%, 6/25/2030	1,981,549	1,974,607
Freddie Mac, 1.599%, 8/25/2030 (i)	10,235,210	843,060
Freddie Mac, 1.169%, 9/25/2030 (i)	6,568,138	401,402
Freddie Mac, 1.081%, 11/25/2030 (i)	13,158,725	761,597
Freddie Mac, 5.878%, 11/25/2030	6,739,963	6,739,936
Freddie Mac, 0.326%, 1/25/2031 (i)	50,026,703	824,175
Freddie Mac, 0.536%, 1/25/2031 - 9/25/2031 (i)	120,996,513	3,759,500
Freddie Mac, 0.78%, 1/25/2031 (i)	19,512,958	848,734
Freddie Mac, 0.935%, 1/25/2031 (i)	14,681,587	750,580

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.514%, 3/25/2031 (i)	$40,170,490	$1,086,784
Freddie Mac, 0.732%, 3/25/2031 (i)	17,260,719	719,643
Freddie Mac, 1.216%, 5/25/2031 (i)	7,120,528	490,404
Freddie Mac, 0.938%, 7/25/2031 (i)	11,674,001	653,926
Freddie Mac, 1.215%, 7/25/2031 (i)	22,560,568	1,604,124
Freddie Mac, 0.508%, 8/25/2031 (i)	14,895,698	440,219
Freddie Mac, 0.856%, 9/25/2031 (i)	48,419,608	2,401,767
Freddie Mac, 0.349%, 11/25/2031 (i)	73,361,326	1,627,132
Freddie Mac, 0.497%, 12/25/2031 (i)	73,957,916	2,261,226
Freddie Mac, 0.568%, 12/25/2031 (i)	12,187,459	418,432
Freddie Mac, 0.766%, 2/25/2032 (i)	49,680,895	2,400,183
Freddie Mac, 5.888%, 11/15/2032	43,639	43,280
Freddie Mac, 0.154%, 11/25/2032 (i)	74,026,378	1,053,728
Freddie Mac, 0.266%, 5/25/2033 (i)	64,115,960	1,465,697
Freddie Mac, 0.128%, 8/25/2033 (i)	78,666,400	1,075,204
Freddie Mac, 0.176%, 10/25/2033 (i)	75,772,703	1,367,296
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	8,384,253	8,303,313
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	2,760,422	2,813,628
Freddie Mac, 5.5%, 2/15/2036 (i)	307,700	53,521
Freddie Mac, 6.5%, 5/01/2037	88,578	90,136
Freddie Mac, 5.688%, 3/15/2039 - 5/15/2041	2,573,904	2,482,201
Freddie Mac, 4.5%, 12/15/2040 (i)	66,228	5,748
Freddie Mac, 1.75%, 8/15/2041	963,555	880,413
Freddie Mac, 5.838%, 8/15/2046	399,017	391,856
Freddie Mac, 6.774%, 10/25/2053	738,813	754,599
Freddie Mac, 0.321%, 6/25/2055 (i)	116,203,070	2,636,775
Freddie Mac, 3.25%, 11/25/2061	4,794,606	4,227,386
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 9/01/2053	32,253,427	26,206,377
Freddie Mac, UMBS, 2%, 4/01/2037 - 3/01/2052	43,718,224	34,275,561
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 8/01/2052	4,536,485	4,025,424
Freddie Mac, UMBS, 3%, 2/01/2050 - 8/01/2052	31,431,134	26,511,184
Freddie Mac, UMBS, 1.5%, 4/01/2051 - 11/01/2051	9,910,978	7,299,698
Freddie Mac, UMBS, 4%, 5/01/2052	4,360,592	3,996,918
Freddie Mac, UMBS, 5%, 11/01/2052 - 4/01/2053	5,573,613	5,368,809
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 10/01/2053	3,966,906	3,928,880
Freddie Mac, UMBS, 6%, 2/01/2053 - 11/01/2053	12,709,521	12,743,704
Freddie Mac, UMBS, 6.5%, 12/01/2053 - 4/01/2054	1,359,573	1,381,948
Ginnie Mae, 5.5%, 3/15/2033 - 2/20/2053	16,072,064	15,993,277
Ginnie Mae, 4.5%, 7/20/2033 - 5/20/2054	41,689,077	39,744,311
Ginnie Mae, 5.669%, 8/20/2034	956,494	957,769
Ginnie Mae, 5.684%, 4/16/2037	160,163	158,167
Ginnie Mae, 6.335%, 8/20/2038	176,905	177,240
Ginnie Mae, 4%, 5/16/2039 - 3/20/2053	5,129,192	4,773,801
Ginnie Mae, 5%, 8/20/2039 - 5/20/2053	20,165,440	19,596,784
Ginnie Mae, 6.234%, 9/16/2039	263,398	264,187
Ginnie Mae, 5.885%, 10/20/2039	778,552	771,914
Ginnie Mae, 6.185%, 10/20/2039	255,669	256,194
Ginnie Mae, 4%, 12/20/2039 - 8/16/2042 (i)	1,119,175	171,898
Ginnie Mae, 5.535%, 9/20/2041	9,579,587	9,397,671
Ginnie Mae, 3.5%, 10/20/2041 - 1/20/2043 (i)	4,404,675	651,531
Ginnie Mae, 3.5%, 12/15/2041 - 6/20/2052	19,837,093	17,844,568
Ginnie Mae, 2.5%, 6/20/2042 - 11/20/2051	24,469,338	20,381,426
Ginnie Mae, 3%, 2/20/2043 - 10/20/2052	15,143,864	13,222,529
Ginnie Mae, 2.25%, 9/20/2043	482,041	465,971
Ginnie Mae, 2%, 11/20/2050 (i)	209,288	22,856
Ginnie Mae, 2.5%, 2/20/2051 (i)	2,491,777	308,328
Ginnie Mae, 2%, 1/20/2052 - 11/20/2052	22,824,647	18,314,000
Ginnie Mae, 7%, 12/20/2053	803,363	820,332
Ginnie Mae, 6%, 2/20/2054 - 11/20/2055	20,265,811	20,421,906

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 6.473%, 3/20/2064	$10,137,654	$10,170,501
Ginnie Mae , 7%, 3/20/2054	39,638	40,479
Ginnie Mae, TBA, 2%, 6/15/2054 - 7/15/2054	16,325,000	13,091,018
Ginnie Mae, TBA, 2.5%, 6/15/2054	7,950,000	6,625,868
Ginnie Mae, TBA, 3%, 6/15/2054	14,850,000	12,826,544
Ginnie Mae, TBA, 5.5%, 6/15/2054	6,450,000	6,397,921
Ginnie Mae, TBA, 6.5%, 6/15/2054	1,925,000	1,953,976
UMBS, TBA, 2%, 6/25/2039 - 7/25/2054	67,426,092	52,196,143
UMBS, TBA, 3%, 6/25/2054 - 7/25/2054	36,975,000	31,099,075
UMBS, TBA, 3.5%, 6/25/2054 - 7/25/2054	2,275,000	1,995,028
UMBS, TBA, 5.5%, 6/25/2054	17,800,000	17,511,264
UMBS, TBA, 6%, 6/25/2054	17,925,000	17,949,618
UMBS, TBA, 6.5%, 6/25/2054	17,275,000	17,557,821
UMBS, TBA, 2.5%, 7/25/2054	23,925,000	19,333,577
		$1,238,050,570
Municipals – 0.5%
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, ”B“, 2.064%, 12/01/2024	$985,000	$968,883
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, ”B“, 3%, 6/01/2046	3,315,000	3,055,318
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, ”A“, 2.682%, 7/01/2027	2,165,000	2,013,980
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), ”A-1“, 2.326%, 6/01/2030	585,329	573,426
Port of Oakland, CA, Senior Lien Refunding Rev., Taxable, ”R“, 1.517%, 5/01/2026	1,413,570	1,320,215
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, ”A-1“, 1.497%, 6/01/2024	1,900,000	1,900,000
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, ”A-1“, 1.647%, 6/01/2025	1,550,000	1,483,761
		$11,315,583
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 5.52%, 6/01/2024	$6,799	$6,799
Small Business Administration, 4.99%, 9/01/2024	12,311	12,254
Small Business Administration, 4.86%, 10/01/2024	7,577	7,532
Small Business Administration, 4.86%, 1/01/2025	31,260	31,065
Small Business Administration, 5.11%, 4/01/2025	20,975	20,753
Small Business Administration, 2.21%, 2/01/2033	578,554	521,463
Small Business Administration, 2.22%, 3/01/2033	908,854	817,607
Small Business Administration, 3.15%, 7/01/2033	861,714	799,307
Small Business Administration, 3.16%, 8/01/2033	351,914	326,728
Small Business Administration, 3.62%, 9/01/2033	332,244	313,008
		$2,856,516
U.S. Treasury Obligations – 33.2%
U.S. Treasury Bonds, 6%, 2/15/2026 (f)	$5,933,000	$6,049,111
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,022,501
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	2,429,230
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	2,052,837
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,748,800	7,808,180
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	21,139,722
U.S. Treasury Bonds, 4.75%, 11/15/2043	11,168,000	11,195,920
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	69,039,741
U.S. Treasury Notes, 3.5%, 9/15/2025	23,762,000	23,293,257
U.S. Treasury Notes, 4.875%, 11/30/2025	72,694,000	72,529,303
U.S. Treasury Notes, 2.625%, 12/31/2025	20,900,000	20,150,539
U.S. Treasury Notes, 4.5%, 3/31/2026	57,189,000	56,775,720
U.S. Treasury Notes, 0.75%, 5/31/2026	38,599,000	35,609,085
U.S. Treasury Notes, 2%, 11/15/2026 (f)	51,959,000	48,675,029
U.S. Treasury Notes, 2.75%, 2/15/2028	54,157,000	50,763,725
U.S. Treasury Notes, 3.625%, 3/31/2028	86,350,000	83,459,299
U.S. Treasury Notes, 1%, 7/31/2028	32,248,000	27,939,869
U.S. Treasury Notes, 2.375%, 5/15/2029	19,515,500	17,680,586

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1.625%, 8/15/2029	$29,405,000	$25,536,405
U.S. Treasury Notes, 1.75%, 11/15/2029	8,564,000	7,454,025
U.S. Treasury Notes, 3.5%, 4/30/2030	18,675,000	17,701,128
U.S. Treasury Notes, 4.125%, 8/31/2030	37,647,000	36,849,942
U.S. Treasury Notes, 4.625%, 4/30/2031	14,213,000	14,317,377
U.S. Treasury Notes, 1.625%, 5/15/2031	41,833,000	34,744,268
U.S. Treasury Notes, 1.375%, 11/15/2031	11,425,300	9,186,655
		$703,403,454
Total Bonds		$2,151,378,110
Investment Companies (h) – 7.5%
Money Market Funds – 7.5%
MFS Institutional Money Market Portfolio, 5.38% (v)	158,699,566	$158,715,436

Other Assets, Less Liabilities – (9.0)%		(189,959,015)
Net Assets – 100.0%		$2,120,134,531
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $158,715,436 and $2,151,378,110, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $139,956,578, representing 6.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, ”A“, FLR, 6.639% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036	11/12/2021	$2,725,284	$2,705,264
ReadyCap Commercial Mortgage Trust, 2021-FL7, ”AS“, FLR, 6.939% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036	11/12/2021	1,261,500	1,250,956
Total Restricted Securities			$3,956,220
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
USA-CPI-U	Consumer Price Index - Urban Consumers
Derivative Contracts at 5/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	417	$46,717,031	September – 2024	$94,109

Portfolio of Investments (unaudited) – continued

Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	239	$27,738,938	September – 2024	$(223,097)
U.S. Treasury Note 10 yr	Long	USD	1,822	198,227,906	September – 2024	(521,680)
U.S. Treasury Note 2 yr	Short	USD	171	34,833,235	September – 2024	(26,172)
U.S. Treasury Note 5 yr	Long	USD	1,234	130,553,344	September – 2024	(110,428)
U.S. Treasury Ultra Bond 30 yr	Long	USD	687	84,114,562	September – 2024	(1,183,426)
						$(2,064,803)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
4/15/26	USD	56,600,000	centrally cleared	USA-CPI-U / At Maturity	2.6365% / At Maturity	$43,001	$—	$43,001
5/24/26	USD	96,000,000	centrally cleared	Daily SOFR / Annually	4.7585% / Annually	66,119	—	66,119
3/17/32	USD	27,000,000	centrally cleared	3.9595% / Annually	Daily SOFR / Annually	90,539	—	90,539
3/15/33	USD	27,900,000	centrally cleared	4.0435% / Annually	Daily SOFR / Annually	150,840	—	150,840
						$350,499	$—	$350,499
Liability Derivatives
Interest Rate Swaps
4/18/26	USD	113,200,000	centrally cleared	USA-CPI-U / At Maturity	2.68% / At Maturity	$(17,662)	$—	$(17,662)
3/21/57	USD	6,900,000	centrally cleared	Daily SOFR / Annually	3.718% / Annually	(13,985)	—	(13,985)
3/15/58	USD	7,200,000	centrally cleared	Daily SOFR / Annually	3.7565% / Annually	(88,554)	—	(88,554)
						$(120,201)	$—	$(120,201)
At May 31, 2024, the fund had cash collateral of $1,246,496 and other liquid securities with an aggregate value of $14,957,365 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$706,259,970	$—	$706,259,970
Municipal Bonds	—	11,315,583	—	11,315,583
U.S. Corporate Bonds	—	4,432,131	—	4,432,131
Residential Mortgage-Backed Securities	—	1,257,791,632	—	1,257,791,632
Commercial Mortgage-Backed Securities	—	56,902,914	—	56,902,914
Asset-Backed Securities (including CDOs)	—	114,675,880	—	114,675,880
Mutual Funds	158,715,436	—	—	158,715,436
Total	$158,715,436	$2,151,378,110	$—	$2,310,093,546
Other Financial Instruments
Futures Contracts – Assets	$94,109	$—	$—	$94,109
Futures Contracts – Liabilities	(2,064,803)	—	—	(2,064,803)
Swap Agreements – Assets	—	350,499	—	350,499
Swap Agreements – Liabilities	—	(120,201)	—	(120,201)
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$34,364,117	$471,780,396	$347,435,183	$(9,666)	$15,772	$158,715,436
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,466,104	$—